Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 486,624	$ 0
Inclusions	0
Charge to Income	148,607,095	486,624
Ending balance	149,093,719	486,624
Deferred Tax Assets Derivate Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	103,680
Charge to Income		(103,680)
Ending balance		0
Deferred Tax Assets Loans and Other Financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	63,119,380	100,351,686
Inclusions	0
Charge to Income	(10,206,870)	(37,232,306)
Ending balance	52,912,510	63,119,380
Deferred Tax Assets Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,559,801	5,433,297
Inclusions	0
Charge to Income	(4,108,500)	1,126,504
Ending balance	2,451,301	6,559,801
Deferred Tax Assets Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	89,035	0
Inclusions	0
Charge to Income	1,658,304	89,035
Ending balance	1,747,339	89,035
Deferred Tax Assets Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,991,731	1,343,836
Inclusions	0
Charge to Income	(4,991,731)	3,647,895
Ending balance	0	4,991,731
Deferred Tax Assets Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,419,433	0
Inclusions	0
Charge to Income	(716,352)	1,419,433
Ending balance	703,081	1,419,433
Deferred Tax Assets Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,085,895	1,577,805
Inclusions	1,608,703
Charge to Income	(5,621,520)	14,508,090
Ending balance	12,073,078	16,085,895
Deferred Tax Assets Insurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17,878	0
Inclusions	0
Charge to Income	0	17,878
Ending balance	17,878	17,878
Deferred Tax Assets Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions	13,666,440
Charge to Income	10,182,580
Ending balance	23,849,020	0
Deferred Tax Assets Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9,641,853	6,324,708
Inclusions	1,115,336
Charge to Income	2,991,811	3,317,145
Ending balance	13,749,000	9,641,853
Deferred Tax Assets Foreign Currency Exchange Difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	19,855	86,988
Inclusions	0
Charge to Income	80,161	(67,133)
Ending balance	100,016	19,855
Deferred Tax Assets Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9,135,996	37,834,512
Inclusions	304,556
Charge to Income	(7,742,125)	(28,698,516)
Ending balance	1,698,427	9,135,996
Deferred Tax Assets Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	108,157	683,184
Inclusions	0
Charge to Income	(108,157)	(575,027)
Ending balance	0	108,157
Deferred Tax Assets Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	111,675,638	153,739,696
Inclusions	16,695,035
Charge to Income	130,024,696	(42,064,058)
Ending balance	258,395,369	111,675,638
Deferred Tax Assets Subsidiaries With Net Liability Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(88,986,340)	(127,738,387)
Inclusions	0
Charge to Income	20,344,480	38,752,047
Ending balance	(68,641,860)	(88,986,340)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22,689,298	26,001,309
Inclusions	16,695,035
Charge to Income	150,369,176	(3,312,011)
Ending balance	189,753,509	22,689,298
Deferred Tax Liabilities Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(29,812,256)	(8,409,947)
Inclusions	169,300
Charge to Income	28,731,134	(21,402,309)
Ending balance	(911,822)	(29,812,256)
Deferred Tax Liabilities Derivative Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,444,234)	0
Inclusions	0
Charge to Income	667,935	(1,444,234)
Ending balance	(776,299)	(1,444,234)
Deferred Tax Liabilities Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,791,599)	(927,614)
Inclusions	(1,476,458)
Charge to Income	(841,000)	(863,985)
Ending balance	(4,109,057)	(1,791,599)
Deferred Tax Liabilities Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(45,011,191)	(111,309,862)
Inclusions	(2,968,242)
Charge to Income	8,248,597	66,298,671
Ending balance	(39,730,836)	(45,011,191)
Deferred Tax Liabilities Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(29,842,201)	(33,910,493)
Inclusions	0
Charge to Income	(658,300)	4,068,292
Ending balance	(30,500,501)	(29,842,201)
Deferred Tax Liabilities Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions	0
Charge to Income	(7,261,636)
Ending balance	(7,261,636)	0
Deferred Tax Liabilities Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(617,727)	(1,304,307)
Inclusions	0
Charge to Income	138,758	686,580
Ending balance	(478,969)	(617,727)
Deferred Tax Liabilities Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(830,194)
Charge to Income		830,194
Ending balance		0
Derivative Tax Liabilities Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(233,472)	0
Inclusions	0
Charge to Income	151,160	(233,472)
Ending balance	(82,312)	(233,472)
Derivative Tax Liabilities Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(28,217)	0
Inclusions	0
Charge to Income	24,105	(28,217)
Ending balance	(4,112)	(28,217)
Deferred Tax Liabilities Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions	0
Charge to Income	(524,796)
Ending balance	(524,796)	0
Deferred Tax Liabilities Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(3,949,480)
Charge to Income		3,949,480
Ending balance		0
Deferred Tax Liabilities Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(14,496)	0
Inclusions	(58,249)
Charge to Income	72,745	(14,496)
Ending balance	0	(14,496)
Deferred Tax Liabilities Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(16,380)	(34,460)
Inclusions	0
Charge to Income	11,542	18,080
Ending balance	(4,838)	(16,380)
Deferred Tax Liabilities Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(4,060)
Inclusions	(1,656,577)
Charge to Income	44,559	4,060
Ending balance	(1,612,018)	0
Deferred Tax Liabilities Foreign Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(108,811,773)	(160,680,417)
Inclusions	(5,990,226)
Charge to Income	28,804,803	51,868,644
Ending balance	(85,997,196)	(108,811,773)
Deferred Tax Liabilities Subsidiaries With Net Asset Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	88,986,340	127,738,387
Inclusions	0
Charge to Income	(20,344,480)	(38,752,047)
Ending balance	68,641,860	88,986,340
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(19,825,433)	(32,942,030)
Inclusions	(5,990,226)
Charge to Income	8,460,323	13,116,597
Ending balance	$ (17,355,336)	$ (19,825,433)